Note 5 - Share Capital (Details Textual)																						3 Months Ended			12 Months Ended
		Oct. 30, 2025 $ / shares	Mar. 03, 2025 CAD ($)	Feb. 26, 2025 $ / shares shares	Feb. 26, 2025 $ / shares shares	Feb. 10, 2025 $ / shares	Jan. 08, 2025	Nov. 04, 2024 CAD ($) shares	Nov. 04, 2024 USD ($) shares	Oct. 30, 2024 shares	Oct. 24, 2024 shares	Oct. 15, 2024 shares	Oct. 03, 2024 $ / shares	Mar. 22, 2024 $ / shares	Mar. 22, 2024 $ / shares	Dec. 22, 2023 CAD ($) $ / shares shares	Dec. 13, 2023 CAD ($) shares	Mar. 10, 2023 CAD ($) shares	Feb. 16, 2023 $ / shares	Dec. 02, 2022 CAD ($) $ / shares shares	Dec. 01, 2022 CAD ($) $ / shares	Dec. 23, 2025	Dec. 22, 2025 CAD ($) shares	Dec. 22, 2025 USD ($) shares	Sep. 30, 2025 CAD ($) $ / shares shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 CAD ($) $ / shares	Aug. 25, 2025 USD ($)	Jul. 14, 2023	Jan. 28, 2021 shares
Statement Line Items [Line Items]
Reverse stock split, ratio																															5
Proceeds from issuing shares																									$ 82,097,564		$ 900,000		$ 1,217,500
Share issue related cost																									472,554				26,976
Increase (decrease) through share-based payment awards exercise, equity																									0
Proceeds from exercise of warrants																									$ 2,589,365		302	$ 253,440	253,440
Increase (decrease) through exercise of warrants, equity																													253,440
Increase (decrease) in number of shares for options exercised (in shares) | shares																									155,700	155,700
Proceeds from exercise of options																									$ 1,340,850		$ 0		$ 0
Increase (decrease) through exercise of options, equity																									$ 1,340,850
Number of units issued (in shares) | shares																661,765				194,800
Units issued, price per share (in CAD per share) | $ / shares																$ 1.36				$ 6.25
Gross proceeds from issuance of units																$ 900,000
Number of shares per unit (in shares) | shares																1				1
Number of warrants per unit (in shares) | shares																1				1
Number of securities called by each warrant or right (in shares) | shares																1				1
Class of warrant or right, exercise price (in CAD per share) | $ / shares																$ 1.7				$ 6.75					$ 1.7		$ 3.1		$ 21.12
Class of warrant or right, issued during period (in shares) | shares																									72,950	72,950	722,015	722,015
Proceeds from issuance of units and warrants																				$ 2,049,334
Units, exercise price (in CAD per share) | $ / shares																				$ 0.005
Class of warrant or right, exercised during period (in shares) | shares										300,000	800	307,200													608,000	608,000	28,800	28,800
Number of common shares deposited to be held in escrow (in shares) | shares																																570,560
Number of warrants deposited to be held in escrow (in shares) | shares																																389,600
Aggregate securities deposited to be held in escrow (in shares) | shares																																960,160
Escrowed securities to be released once shares are listed on Canadian Stock Exchange (in shares) | shares																																96,016
Escrowed securities to be released after listing date (in shares) | shares																																144,024
Percentage of outstanding shares authorized under stock option plan																									10.00%	10.00%
Number of share options granted in share-based payment arrangement																									231,000	231,000	130,000	130,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																									$ 35.48		$ 1.84
Number of share options forfeited in share-based payment arrangement	[1]																								55,750	55,750
Weighted average remaining contractual life of outstanding share options (Year)																									3 years 9 months 3 days	3 years 9 months 3 days	3 years 1 month 17 days	3 years 1 month 17 days
Number of share options expired in share-based payment arrangement																											1,761	1,761
Class of warrant or right, weighted average remaining life (Year)																									3 years 2 months 23 days	3 years 2 months 23 days	3 years 1 month 6 days	3 years 1 month 6 days
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Number of share options expired in share-based payment arrangement																						12,800
Officer and directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement													70,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares													$ 1.65
Exercise price, share options granted (in CAD per share) | $ / shares													1.65
Weighted average share price, share options granted (in CAD per share) | $ / shares													$ 1.6
Option life, share options granted													5
Expected volatility, share options granted													117.93%
Discount rate, share options granted													2.88%
Consultants, officers, and directors [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement				161,000	161,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 35
Exercise price, share options granted (in CAD per share) | (per share)				$ 50.19	$ 35
Weighted average share price, share options granted (in CAD per share) | $ / shares				$ 47.82
Option life, share options granted				5	5
Expected volatility, share options granted				211.16%	211.16%
Discount rate, share options granted				2.70%	2.70%
Number of share options granted in share-based payment arrangement, tranche one. (in shares) | shares				126,000	126,000
Number of share options granted in share-based payment arrangement, tranche two. (in shares) | shares				35,000	35,000
Directors and consultants [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement														130,000	130,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares														$ 1.84
Exercise price, share options granted (in CAD per share) | $ / shares															$ 1.84
Weighted average share price, share options granted (in CAD per share) | $ / shares														$ 1.8
Option life, share options granted														5	5
Expected volatility, share options granted														122.84%	122.84%
Discount rate, share options granted														3.48%	3.48%
Chief medical officer [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						100,000															60,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | (per share)						$ 35															$ 8.25
Exercise price, share options granted (in CAD per share) | $ / shares																					8.25
Weighted average share price, share options granted (in CAD per share) | $ / shares																					$ 7.75
Option life, share options granted																					5
Expected volatility, share options granted																					141.61%
Discount rate, share options granted																					3.05%
Number of share options forfeited in share-based payment arrangement							30,000																		30,000	30,000
Consultant [member]
Statement Line Items [Line Items]
Number of share options forfeited in share-based payment arrangement																					16,000				25,750	25,750
Consultants and a director [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement																			47,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares																			$ 5.25
Exercise price, share options granted (in CAD per share) | $ / shares																			5.25
Weighted average share price, share options granted (in CAD per share) | $ / shares																			$ 4.85
Option life, share options granted																			5
Expected volatility, share options granted																			135.92%
Discount rate, share options granted																			3.45%
Restricted share units [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares for share-based payment awards exercised (in shares) | shares																	30,000
Increase (decrease) through share-based payment awards exercise, equity																											$ 0		$ 0
Percentage of outstanding shares authorized under stock option plan																									10.00%	10.00%
Number of other equity instruments granted in share-based payment arrangement																									600	600
Weighted average remaining contractual life of outstanding equity instruments (Year)																									1 year 11 months 19 days	1 year 11 months 19 days	3 years 21 days	3 years 21 days
Restricted share units [member] | Consultant [member]
Statement Line Items [Line Items]
Vesting percentage, first anniversary of grant date			25.00%
Number of other equity instruments granted in share-based payment arrangement			600
Vesting percentage, four months after grant date			50.00%
Vesting percentage, six months after grant date			25.00%
Weighted average fair value at measurement date, other equity instruments granted			$ 31,188
Restricted share units [member] | Directors [member]
Statement Line Items [Line Items]
Share-based payment arrangement, vesting period (Month)																					4 years
Number of other equity instruments granted in share-based payment arrangement																					220,000
Weighted average fair value at measurement date, other equity instruments granted																					$ 1,705,000
Share options [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares for options exercised (in shares) | shares																							1,400	1,400
Proceeds from exercise of options																							$ 8,750
Number of share options granted in share-based payment arrangement		43,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares		$ 54.47
Vesting percentage, first anniversary of grant date		25.00%
Vesting percentage, second anniversary of grant date		25.00%
Vesting percentage, third anniversary of grant date		25.00%
Vesting percentage, fourth anniversary of grant date		25.00%
Share options [member] | Officer and directors [member]
Statement Line Items [Line Items]
Vesting percentage, grant date													50.00%
Vesting percentage, first anniversary of grant date													25.00%
Vesting percentage, second anniversary of grant date													25.00%
Share options [member] | Consultants, officers, and directors [member]
Statement Line Items [Line Items]
Vesting percentage, tranche one, first anniversary of grant date				25.00%	25.00%
Vesting percentage, tranche one, second anniversary of grant date				25.00%	25.00%
Vesting percentage, tranche one, third anniversary of grant date				25.00%	25.00%
Vesting percentage, tranche one, fourth anniversary of grant date				25.00%	25.00%
Share-based payment arrangement, vesting period (Month)				24 months	24 months
Share options [member] | Directors and consultants [member]
Statement Line Items [Line Items]
Vesting percentage, grant date														25.00%	25.00%
Vesting percentage, first anniversary of grant date														25.00%	25.00%
Vesting percentage, second anniversary of grant date														25.00%	25.00%
Vesting percentage, third anniversary of grant date														25.00%	25.00%
Share options [member] | Chief medical officer [member]
Statement Line Items [Line Items]
Vesting percentage, grant date																					25.00%
Vesting percentage, first anniversary of grant date																					25.00%
Vesting percentage, second anniversary of grant date																					25.00%
Vesting percentage, third anniversary of grant date																					25.00%
Share options [member] | Consultants and a director [member]
Statement Line Items [Line Items]
Vesting percentage, first anniversary of grant date																			25.00%
Vesting percentage, second anniversary of grant date																			25.00%
Vesting percentage, third anniversary of grant date																			25.00%
Vesting percentage, fourth anniversary of grant date																			25.00%
Other reserves [member]
Statement Line Items [Line Items]
Share issue related cost																									$ (0)				(0)
Increase (decrease) through share-based payment awards exercise, equity																									(900,236)
Increase (decrease) through exercise of warrants, equity																													0
Increase (decrease) through exercise of options, equity																									(915,433)
Other reserves [member] | Restricted share units [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment awards exercise, equity																	$ (232,500)										$ (232,500)		(232,500)
Warrant reserve [member]
Statement Line Items [Line Items]
Share issue related cost																									(0)				(0)
Increase (decrease) through share-based payment awards exercise, equity																									0
Increase (decrease) through exercise of warrants, equity																													0
Increase (decrease) through exercise of options, equity																									$ 0
Warrant reserve [member] | Restricted share units [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment awards exercise, equity																											$ 0		$ 0
Private placement shares [Member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares								1,612,902	1,612,902
Proceeds from issuing shares								$ 48,628,963	$ 35,000,000
Share issue related cost								$ 152,485
ATM Program shares [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																									546,700	546,700
Proceeds from issuing shares																									$ 33,468,601	$ 24,225,667
Share issue related cost																									$ 320,069
Equity offering, maximum offering amount																														$ 100,000,000
Equity offering, effective period																														3
ATM Program shares [member] | Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding (in shares) | shares																							149,972	149,972
Proceeds from issuing shares																							$ 13,480,685	$ 9,629,061
Restricted stock units [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares for share-based payment awards exercised (in shares) | shares																		30,000							115,450	115,450
Restricted stock units [member] | Other reserves [member]
Statement Line Items [Line Items]
Increase (decrease) through share-based payment awards exercise, equity																		$ (232,500)							$ (900,236)
Warrants, excluding pre-funded warrants [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares for warrants exercised (in shares) | shares																									608,000	608,000
Increase (decrease) through exercise of warrants, equity																									$ 2,589,000
Warrants, excluding pre-funded warrants [member] | Other reserves [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity																									0
Warrants, excluding pre-funded warrants [member] | Warrant reserve [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity																									$ 0
Pre-funded warrants [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares for warrants exercised (in shares) | shares																									72,950	72,950	60,250	60,250
Proceeds from exercise of warrants																											$ 302
Increase (decrease) through exercise of warrants, equity																									$ 365		$ 302
Number of common shares issued per warrant exercised (in shares) | shares																									1		1
Number of warrants issued per warrant exercised (in shares) | shares																									1		1
Class of warrant or right, issued during period (in shares) | shares																				133,200
Class of warrant or right, issued during period, price per share (in CAD per share) | $ / shares																				$ 6.245
Number of units issued per warrant exercised (in shares) | shares																				1
Warrants, fair value																				$ 831,834
Pre-funded warrants [member] | Other reserves [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity																									$ 0		$ 0
Pre-funded warrants [member] | Warrant reserve [member]
Statement Line Items [Line Items]
Increase (decrease) through exercise of warrants, equity																									$ (455,573)		$ (376,261)

[1]	30,000 and 25,750 options were forfeited 90 days after the termination of the services of a former Chief Medical Officer and a consultant of the Company.